Nov. 01, 2018

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

(Class C Shares)

(the “Fund”)

Supplement dated December 3, 2018

to the Prospectus and Summary

Prospectus dated November 1, 2018, as supplemented

Effective January 1, 2019 (“Effective Date”), the fee rates payable by the Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes will be made to the Fund’s prospectus and summary prospectus:

Changes to Annual Fund Operating Expenses Table and Expense Example. The information in the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus with respect to the Fund’s Class C Shares will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class C
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	0.75
Other Expenses	0.30
Service Fees	0.25
Remainder of Other Expenses[1]	0.05
Acquired Fund (Underlying Fund) Fees and Expenses[1]	0.45

Total Annual Fund Operating Expenses	1.55
Fee Waivers and/or Expense Reimbursements[2]	NONE

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.55

1
“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year. Effective as of 1/1/19, there was a change in the contractual fees charged for administration services. In addition, on or around 11/1/18, certain Underlying Funds made available a lower cost share class for purchase by the Fund. The “Acquired Fund (Underlying Fund) Fees and Expenses” in the table reflect the lower cost share class for the applicable Underlying Funds.

2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10% of the average daily net assets of Class C Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in Class C Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS C SHARES ($)	258	490	845	1,845

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS C SHARES ($)	158	490	845	1,845

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE